Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Statutory rate applied to earnings before income taxes	$ (367,777)	$ (305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense